Commitments and Contingencies - Additional Information (Details)			12 Months Ended
	Apr. 18, 2022	Jun. 08, 2010 USD ($) Agreements shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Total potential milestone payments			$ 5,625,000
Right-of-use asset			328,643	$ 0
Operating Lease, Liability, Total			351,288
Operating Lease Liability Current			145,836
Operating Lease Liability Non current			205,451
Prepaid Expenses And Other Current Assets Member
Loss Contingencies [Line Items]
Lease Security Deposit			25,000
Emory University License Agreements
Loss Contingencies [Line Items]
License agreements, fair value of shares issued		$ 313,500
Number of license agreements | Agreements		2
License agreement description		the License A term is the later of 10 years or until the expiration of the patent rights. License B was terminated in May 2013 under the normal course of business
Total potential milestone payments		$ 280,000	0	$ 0
Emory University License Agreements | License A [Member]
Loss Contingencies [Line Items]
License agreements, shares issued | shares		393,370
License agreement, term		10 years
Emory University License Agreements | License B [Member]
Loss Contingencies [Line Items]
License agreements, fair value of shares issued		$ 437,078
Sphaera Agreement
Loss Contingencies [Line Items]
License agreement, fixed fee paid			$ 160,000
Lexington [Member]
Loss Contingencies [Line Items]
Lease Expiration Date	Sep. 30, 2025
Operating Lease Period			2 years 6 months
Incremental Borrowing Rate			12.00%
Right-of-use asset			$ 328,643
Operating Lease, Liability, Total			$ 351,287
Lessor, Operating Lease, Description			The Office Lease contains escalating payments during the lease period. Upon execution of the Office Lease, the Company prepaid one month of rent and a security deposit, one of which will be held in escrow and credited at the termination of the lease and the other of which will be applied to the first month’s rent.